Document and Entity Information	May 07, 2025
Cover [Abstract]
Entity Registrant Name	ENBRIDGE INC
Amendment Flag	false
Entity Central Index Key	0000895728
Document Type	8-K
Document Period End Date	May 07, 2025
Entity Incorporation State Country Code	Z4
Entity File Number	001-15254
Entity Tax Identification Number	98-0377957
Entity Address, Address Line One	200
Entity Address, Address Line Two	425 - 1st Street S.W.
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Country	CA
Entity Address, Postal Zip Code	T2P 3L8
City Area Code	1-403
Local Phone Number	231-3900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Shares
Trading Symbol	ENB
Security Exchange Name	NYSE